Summary Prospectus Supplement	October 14, 2014

Putnam Global Sector Fund
Summary Prospectus dated February 28, 2014

The section Your fund’s management is supplemented to reflect that the fund’s portfolio managers are now Aaron Cooper, Sheba Alexander, Isabel Buccellati, Jacquelyn Cavanaugh, Kelsey Chen, Steven Curbow, Neil Desai, Christopher Eitzmann, Vivek Gandhi, Greg Kelly, David Morgan, Ferat Ongoren, Walter Scully and Di Yao.

Mr. Desai joined the portfolio team in October 2014 and is an Analyst.

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